Financial Income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income, net.
Interest income and investment income, net (1)	$ 45,052	$ 20,731	$ 8,119
Realized gain of bridge loan conversion to investment			1,218
Fair value change of short-term investments	54	(2,056)	(1,998)
Fair value change of long-term investments	(130)	(129)	(53)
Total financial income, net	44,976	18,546	7,286
Interest income and investment income, gross	49,744	22,898	8,045
Investment gain (loss) from foreign exchange contracts	$ (4,692)	$ (2,167)	$ 74